Related Party Balance and Transactions (Details)																												1 Months Ended	12 Months Ended
	Oct. 14, 2024 USD ($)	Oct. 14, 2024 CNY (¥)	Jul. 13, 2024 USD ($)	Jul. 13, 2024 CNY (¥)	Jun. 28, 2024 USD ($)	Jun. 28, 2024 CNY (¥)	Jun. 19, 2024 USD ($)	Jun. 19, 2024 CNY (¥)	Apr. 26, 2024 USD ($)	Apr. 26, 2024 CNY (¥)	Mar. 08, 2024 USD ($)	Mar. 08, 2024 CNY (¥)	Oct. 27, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Oct. 26, 2023 USD ($)	Oct. 26, 2023 CNY (¥)	Jun. 13, 2023 USD ($)	Jun. 13, 2023 CNY (¥)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Nov. 04, 2022 USD ($)	Nov. 04, 2022 CNY (¥)	Sep. 22, 2022 USD ($)	Sep. 22, 2022 CNY (¥)	Aug. 04, 2022 USD ($)	Aug. 04, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Aug. 31, 2023 CNY (¥)	Aug. 29, 2025	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2025	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Oct. 26, 2023 CNY (¥)	May 16, 2023 USD ($)	May 16, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)	May 01, 2015 CNY (¥)
Related Party Balance and Transactions [Line Items]
Revolving credit			$ 0.05	¥ 7,000,000	$ 13,699,944	¥ 100,000,000	$ 958,996	¥ 7,000,000	$ 123,299	¥ 900,000	$ 13,699,944	¥ 100,000,000
Commercial notes																																$ 3,736,991							$ 205,637	¥ 1,460,000	¥ 26,532,265
Gross consideration (in Yuan Renminbi) | ¥																																			¥ 10,000,000
Paid consideration																											¥ 10,000,000	¥ 5,000,000		$ 684,997	¥ 5,000,000
Unpaid consideration																														1,227,515	8,960,000
Sales and leaseback financing contract	$ 821,997	¥ 6,000,000											$ 2,054,992	¥ 15,000,000					$ 2,739,989	¥ 20,000,000	$ 5,479,978	¥ 40,000,000
Bank loan interest rate									9.504%	9.504%	9.504%	9.504%
Credit facility agreement															$ 1,369,994	¥ 10,000,000																	¥ 50,000,000
Principal of the contract																	$ 4,008,308	¥ 29,257,844
Banker’s acceptance note																																							$ 411,273	2,920,000
Unsecured amount of banker’s acceptance note (in Yuan Renminbi) | ¥																																								¥ 1,460,000
Deposits																														$ 6,853,541								$ 500,000									¥ 500,000
Chongqing Xingyu Finance Lease Co., Ltd. [Member]
Related Party Balance and Transactions [Line Items]
Bank loan interest rate																	5.80%	5.80%
Minimum [Member]
Related Party Balance and Transactions [Line Items]
Due date																																Jun. 04, 2024	Jun. 04, 2024
Minimum [Member] | Everbright Bank [Member]
Related Party Balance and Transactions [Line Items]
Bank loan interest rate																																2.00%	2.00%
Maximum [Member]
Related Party Balance and Transactions [Line Items]
Due date																																Sep. 25, 2024	Sep. 25, 2024
Maximum [Member] | Everbright Bank [Member]
Related Party Balance and Transactions [Line Items]
Bank loan interest rate																																4.50%	4.50%
Far East International Financial Leasing Co., Ltd. (“Far East”) [Member]
Related Party Balance and Transactions [Line Items]
Obtain a loan																							$ 2,739,989	¥ 20,000,000
Zhuhai Investment [Member]
Related Party Balance and Transactions [Line Items]
Annual interest rate percentage																														4.00%							4.00%	4.00%
Investment																														$ 12,376
Rental fee																																		118,475
Purchased graphite material																														32,776
Haicheng Shenhe [Member]
Related Party Balance and Transactions [Line Items]
Purchased graphite material																																221,207		1,031,043
Mr. Haiping Hu [Member]
Related Party Balance and Transactions [Line Items]
Unpaid consideration																														$ 2,197,471	¥ 16,040,000
Revolving Credit Facility [Member]
Related Party Balance and Transactions [Line Items]
Revolving credit																									$ 2,739,989	¥ 20,000,000
Obtained credit amount																																													$ 4,109,983	¥ 30,000,000
Post Bank [Member]
Related Party Balance and Transactions [Line Items]
Obtained credit amount																																3,985,972									28,300,000
SPD Bank [Member]
Related Party Balance and Transactions [Line Items]
Obtained credit amount															6,849,972																											¥ 50,000,000
Shanghai Hui Yang Investment Co [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																														5.4012%							5.4012%	5.4012%
Mr. Shousheng Guo [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																														3.00%							3.00%	3.00%
Sold amount																																		$ 205
Mr. Chenming Qi [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																														3.00%							3.00%	3.00%
Ms. Jing Ji [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																														46.00%							46.00%	46.00%
Sunrise Guizhou [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																														9.6451%							9.6451%	9.6451%
Gross consideration (in Yuan Renminbi) | ¥																											¥ 40,000,000
Obtained credit amount																																7,042,353									50,000,000
Credit facility agreement															$ 2,739,989	¥ 20,000,000
Sunrise Guizhou [Member] | Zhuhai Investment [Member]
Related Party Balance and Transactions [Line Items]
Unsecured commercial notes																																1,760,316									12,498,069
Sunrise Guizhou [Member] | Revolving Credit Facility [Member]
Related Party Balance and Transactions [Line Items]
Obtained credit amount																																											$ 13,699,944	¥ 100,000,000
Guizhou Yilong [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																											100.00%			3.0864%							3.0864%	3.0864%
Commercial notes
Company deposited																																$ 1,976,675									¥ 14,034,196
Ms. Fangfei Liu [Member]
Related Party Balance and Transactions [Line Items]
Unsecured commercial notes																														$ 6,853,541
Forecast [Member]
Related Party Balance and Transactions [Line Items]
Bank loan interest rate																													0.05%
Forecast [Member] | Zhuhai Investment [Member]
Related Party Balance and Transactions [Line Items]
Annual interest rate percentage																																				4.00%